Trade Accounts Receivable	6 Months Ended
Jul. 31, 2022
Trade Accounts Receivable
Trade Accounts Receivable

Note 5 – Trade Accounts Receivable

	July 31,	January 31,
	2022	2022
Trade accounts receivable	50,869	43,565
Less: Provision for credit losses	(1,956)	(1,860)
	48,913	41,705

Included in accounts receivable are unbilled receivables in the amount of $0.9 million as at July 31, 2022 ($0.5 million as at January 31, 2022). No single customer accounted for more than 10% of the accounts receivable balance as of July 31, 2022 and January 31, 2022.

The following table presents the changes in the provision for credit losses as follows:

Provision
for Credit
Losses
Balance at January 31, 2022	1,860
Current period provision for expected losses	232
Write-offs charged against the provision	(114)
Effect of movements in foreign exchange	(22)
Balance at July 31, 2022	1,956